Income Taxes (Tax Information on a Domestic and Foreign Basis) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income before income taxes
Domestic	$ 4,540	$ 4,936	$ 4,835
Foreign	1,312	1,552	1,928
Income before income taxes	5,852	6,488	6,763
Current income tax expense
Domestic	860	896	956
Foreign	219	255	285
Total current income tax expense	1,079	1,151	1,241
Deferred income tax expense (recovery)
Domestic	282	360	298
Foreign	43	(648)	106
Total deferred income tax expense (recovery)	$ 325	$ (288)	$ 404